Financial Result - Summary of Financial Result (Detail) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL INCOME
Embedded derivative		€ 578	€ 0	€ 0
Interest income from fixed deposit		333	0	0
Total	[1]	911	0	0
FINANCIAL COSTS
Interest and similar costs on loans		(10,209)	(2,403)	(2,196)
Interest on contract liabilities due to significant financing component		(5,078)	0	0
Interest on lease obligations		(652)	(229)	(185)
Embedded derivative		(172)	0	0
Borrowing costs capitalized in accordance with IAS 23		77	87	233
Total	[2]	(16,035)	(2,545)	(2,148)
Net foreign exchange gain/(loss)		562	2,574	826
Financial result	[3]	€ (14,562)	€ 29	€ (1,322)

[1]	(1) Referred to as “Interest and similar income" in the audited consolidated financial statements of the Company as of and for the financial year ended December 31, 2022.
[2]	(2) Referred to as “Interest and similar expenses" in the audited consolidated financial statements of the Company as of and for the financial year ended December 31, 2022.
[3]	(3) Referred to as “Net finance income/(costs)" in the audited consolidated financial statements of the Company as of and for the financial year ended December 31, 2022.